GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

NOTE 10: - GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

The Company’s business is currently comprised of one operating segment, the research, development and commercialization of therapeutic and product candidates. The nature of the products and services provided by the Company and the type of customers for these products and services are similar. Operations in Israel and the United States include research and development, clinical operations, marketing and business development. The Company follows ASC 280, “Segment Reporting“. Total revenues are attributed to geographic areas based on the location of the end customer.

The following represents the total revenue for the years ended December 31, 2022, 2021 and 2020 and long-lived assets as of December 31, 2022 and 2021:

	Year ended December 31,
	2022	2021	2020
Revenue from sales to customers:

Europe	$7,500	$6,000	$2,000

Total revenue	$7,500	$6,000	$2,000
	December 31,
	2022	2021
Long-lived assets:

Israel	$3,239	$3,787
United States	119	118

Total long-lived assets	$3,358	$3,905

	Year ended December 31,
	2022	2021	2020
Sales to a single customer exceeding 10%:

Customer A	100%	100%	100%